Document and Entity Information	0 Months Ended
Oct. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2013
Registrant Name	DREYFUS PREMIER INVESTMENT FUNDS INC
Central Index Key	0000881773
Amendment Flag	false
Document Creation Date	Feb. 28, 2014
Document Effective Date	Mar. 01, 2014
Prospectus Date	Mar. 01, 2014
Dreyfus Diversified International Fund | Class A
Risk/Return:
Trading Symbol	DFPAX
Dreyfus Diversified International Fund | Class C
Risk/Return:
Trading Symbol	DFPCX
Dreyfus Diversified International Fund | Class I
Risk/Return:
Trading Symbol	DFPIX
Dreyfus Emerging Asia Fund | Class A
Risk/Return:
Trading Symbol	DEAAX
Dreyfus Emerging Asia Fund | Class C
Risk/Return:
Trading Symbol	DEACX
Dreyfus Emerging Asia Fund | Class I
Risk/Return:
Trading Symbol	DEAIX
Dreyfus Global Real Estate Securities | Class A
Risk/Return:
Trading Symbol	DRLAX
Dreyfus Global Real Estate Securities | Class C
Risk/Return:
Trading Symbol	DGBCX
Dreyfus Global Real Estate Securities | Class I
Risk/Return:
Trading Symbol	DRLIX
Dreyfus Global Real Estate Securities | Class Y
Risk/Return:
Trading Symbol	DRLYX
Dreyfus Greater China Fund | Class A
Risk/Return:
Trading Symbol	DPCAX
Dreyfus Greater China Fund | Class C
Risk/Return:
Trading Symbol	DPCCX
Dreyfus Greater China Fund | Class I
Risk/Return:
Trading Symbol	DPCRX
Dreyfus India Fund | A
Risk/Return:
Trading Symbol	DIIAX
Dreyfus India Fund | C
Risk/Return:
Trading Symbol	DIICX
Dreyfus India Fund | I
Risk/Return:
Trading Symbol	DIIIX
Dreyfus Satellite Alpha Fund | Class A
Risk/Return:
Trading Symbol	DSAAX
Dreyfus Satellite Alpha Fund | Class C
Risk/Return:
Trading Symbol	DSACX
Dreyfus Satellite Alpha Fund | Class I
Risk/Return:
Trading Symbol	DSAIX